January 6, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Principal Mutual Life Insurance Company Separate Account B
Personal Variable Annuity Contract File No. 33-44565

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Separate Account hereby certifies that the form of prospectus that would have been filed on behalf of the Separate Account pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Separate Account's Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on December 16, 1997.

Comments or questions concerning this certificate may be directed to Kim McCartney at 1-800-247-4123, ext. 89155.

Sincerely

/S/ KIM MCCARTNEY

Kim McCartney
Senior Consultant - Product Development

KLM/nja